STOCK-BASED COMPENSATION - Restricted shares (Details) - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted - Shares	0	0
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, Beginning Balance - Shares	320,800	821,644
Granted - Shares	0	0
Vested - Shares	(190,400)	(500,844)
Non-vested, Ending Balance - Shares	130,400	320,800